Segment Reporting (Narrative) (Detail)	12 Months Ended
	Dec. 31, 2015	Jan. 01, 2015	Dec. 26, 2013
Customer Concentration Risk [Member] | Sales Revenue, Net [Member] | Advertising [Member]
Segment Reporting Information [Line Items]
Percentage of revenue	100.00%	100.00%	92.10%